Document and Entity Information	May 14, 2021
Cover [Abstract]
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0001590750
Document Type	8-K
Document Period End Date	May 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	6200 Lookout Rd.
Entity Address, City or Town	Boulder,
Entity Address, Postal Zip Code	80301
City Area Code	(720)
Local Phone Number	643-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	VRDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false